CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 973,583	$ 993,344	$ 689,505
OPERATING EXPENSES
Voyage expenses	(41,010)	(35,145)	(24,325)
Vessel operating expenses	(162,117)	(158,972)	(135,872)
Depreciation and amortization of right-of-use assets	(129,287)	(134,271)	(116,917)
Amortization of deferred drydocking and special survey costs	(18,663)	(12,170)	(10,181)
General and administrative expenses	(43,484)	(36,575)	(43,951)
Gain on sale of vessels	1,639	37,225
Income from Operations	580,661	653,436	358,259
OTHER INCOME (EXPENSES):
Interest income	12,133	4,591	12,230
Interest expense	(20,463)	(62,141)	(68,991)
Gain/(loss) on investments	17,867	(176,386)	543,653
Dividend income	1,056	165,399	34,341
Gain/(loss) on debt extinguishment, net	(2,254)	4,351	111,616
Equity income/(loss) on investments	(3,993)		68,028
Other finance expenses	(4,274)	(1,590)	(1,326)
Other income/(expenses), net	(812)	(6,578)	4,543
Loss on derivatives	(3,622)	(3,622)	(3,622)
Total Other Income/(Expenses), net	(4,362)	(75,976)	700,472
Income before income taxes	576,299	577,460	1,058,731
Income taxes		(18,250)	(5,890)
Net Income	$ 576,299	$ 559,210	$ 1,052,841
EARNINGS PER SHARE
Basic earnings per share of common stock	$ 28.99	$ 27.30	$ 51.75
Diluted earnings per share of common stock	$ 28.95	$ 27.28	$ 51.15
Basic weighted average number of common shares	19,879,161	20,481,894	20,345,394
Diluted weighted average number of common shares	19,903,655	20,501,021	20,583,796